Business Combinations (Tables)	12 Months Ended
Dec. 31, 2019
Fashion Concierge UK Limited
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the net assets acquired and goodwill are as follows (in thousands):
2017
Cash consideration	$-
Ordinary shares issued	2,183
Total purchase consideration	$2,183

Summary of Net cash Inflow Arising on Acquisition	Net cash inflow arising on acquisition (in thousands)
2017
Cash and cash equivalent balances acquired	$195
Cash consideration	-
Net cash inflow	$195

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon the Fashion Concierge UK Limited acquisition (in thousands):

2017
Intangible assets	$1
Tangible assets	4
Trade receivables	301
Cash and cash equivalents	195
Trade payables	(1,341)
Total net identified liabilities acquired	(840)
Goodwill	3,023
Total goodwill acquired	3,023
Net assets acquired	$2,183

Style.com
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):
2017
Cash consideration	$-
Ordinary shares issued	12,411
Total purchase consideration	$12,411

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon acquisition (in thousands):

2017
Inventories	$1,856
Total net identified assets acquired	1,856
Goodwill	7,050
Customer relationships	1,178
Trademarks and domain name	3,046
Deferred tax liability	(719)
Total goodwill and identifiable intangible assets acquired	10,555
Net assets acquired	$12,411

Stadium Goods
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the purchase consideration, the assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$150,200
Ordinary shares issued	28,600
Total purchase consideration	$178,800

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$1,678
Cash consideration	(150,200)
Net cash outflow	$(148,522)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group finalized its purchase price allocation in the first quarter 2019. The Group recognized the following assets and liabilities upon acquisition of Stadium Goods (in thousands):

2019
Intangible assets	$2,049
Brand name	117,300
Tangible assets	319
Right-of-use assets	2,802
Other non-current assets	243
Inventory	541
Net working capital (excluding inventory)	(3,642)
Non-current liabilities	(14,465)
Total net identified assets acquired	105,147
Goodwill	73,653
Net assets acquired	$178,800

Toplife
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration	Details of the purchase consideration, the assets acquired, and goodwill are as follows (in thousands):
2019
Cash consideration	$48,503
Ordinary shares issued	-
Total purchase consideration	$48,503

Summary of Assets and Liabilities Recognized upon Acquisition	Details of the purchase price allocation is below (in thousands):

2019
Tangible assets	$17
Inventory	131
Current liabilities	(1,605)
Level 1 access button	9,058
Total net identified assets acquired	7,601
Goodwill	40,902
Net assets acquired	$48,503

Curiosity China
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the total purchase consideration, the net assets acquired and goodwill are as follows (in thousands):

2019
Cash consideration	$9,000
Ordinary shares issued	-
Total purchase consideration	$9,000

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$409
Cash consideration	(9,000)
Net cash outflow	$(8,591)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group finalized its purchase price allocation in the fourth quarter of 2019. The Group recognized the following assets and liabilities upon acquisition of CuriosityChina (in thousands):

2019
Tangible assets	$78
Current assets	1,879
Current liabilities	(1,005)
Customer relationships	3,878
Backlog	202
Technology	2,059
Deferred tax liability	(921)
Total net identified assets acquired	6,170
Goodwill	3,039
Total net identified assets acquired and goodwill	9,209
Non-controlling interest	(209)
Net assets acquired	$9,000

New Guards
Disclosure Of Business Combinations [Line Items]
Summary of Purchase Consideration

Details of the total purchase consideration, the assets acquired, and goodwill are as follows (in thousands):

2019
Cash consideration	$358,910
Ordinary shares issued	275,894
Ordinary shares to be issued	69,284
Total purchase consideration	$704,088

Summary of Net cash Inflow Arising on Acquisition
2019
Net cash outflow arising on acquisition
Cash and cash equivalent balances acquired	$102,835
Cash consideration	(358,910)
Net cash outflow	$(256,075)

Summary of Assets and Liabilities Recognized upon Acquisition

The Group recognized the following assets and liabilities upon acquisition of New Guards (in thousands):

2019
Intangible assets	$1,382
Brand name	830,150
Tangible assets	2,714
Right-of-use assets	10,727
Deferred tax assets	3,451
Other non-current assets	2,694
Inventory	36,757
Net working capital (excluding inventory)	32,027
Non-current liabilities	(13,698)
Deferred tax liabilities	(231,729)
Total net identified assets acquired	674,475
Goodwill	188,020
Total net identified assets acquired and goodwill	862,495
Non-controlling interest	(158,407)
Net assets acquired	$704,088